Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Financial income and expenses
Schedule of financial income and expenses	Financial income

EURm	2025	2024	2023
Interest income on financial investments	134	269	199
Interest income on financing components of other contracts	17	31	21
Net interest income on defined benefit plans	203	176	188
(Losses)/gains from venture funds⁽¹⁾	(66)	29	(72)
Other financial income(2)(3)	(31)	(71)	18
Total	257	434	354
(1)In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and
2023 have been recast accordingly.
(2)In 2025, includes an expense of EUR 49 million (expense of EUR 5 million in 2024 and expense of EUR 2 million in 2023) due to a change in the fair value of the financial liability related to Nokia Shanghai Bell that was extinguished in 2025.
Refer to Note 5.2. Financial assets and liabilities.
(3)In 2025, includes EUR 3 million (EUR 79 million in 2024 and EUR 0 million in 2023)
fair value loss on equity investment in Vodafone Idea that was sold in April 2025.
Financial expenses

EURm	2025	2024	2023
Interest expense on interest- bearing liabilities	(141)	(209)	(201)
Interest expense on financing components of other contracts(1)	(43)	(86)	(126)
Interest expense on lease liabilities	(35)	(31)	(27)
Net fair value losses on hedged items under fair value hedge accounting	(31)	(13)	(93)
Net fair value gains on hedging instruments under fair value hedge accounting	34	10	89
Net foreign exchange gains/ (losses)	2	16	(192)
Other financial expenses(2)	(32)	(7)	(29)
Total	(246)	(320)	(579)
(1)In 2025, includes EUR 22 million (EUR 63 million in 2024 and EUR 106 million in
2023) related to the sale of receivables.
(2)In 2025, there was no change in loss allowance (decrease in loss allowance of EUR
7 million in 2024 and increase in loss allowance of EUR 9 million in 2023) related to credit-impaired customers financing-related loan receivables.